Note 25 - Subsequent Events (Details Textual) $ / shares in Units, $ in Thousands		1 Months Ended
	Jan. 02, 2025 $ / shares	Jan. 31, 2025 USD ($)	Feb. 01, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Dry-bulk Vessels				38	42
Subsequent Event [Member] | Rose [Member]
Dead Weight Tonnage of Vessels			76,619
Subsequent Event [Member] | Loans Payable [Member] | Loan Agreements 1 NML Subsidiary [Member]
Proceeds from Issuance of Long-term Debt, Total | $		$ 11,970
Subsequent Event [Member] | Neptune Maritime Leasing Limited ("NML") [Member]
Number of Dry-bulk Vessels		3
Amount Chartered Back to Sellers, Under Bareboat Charter Agreements | $		$ 24,490
Subsequent Event [Member] | O, 2025, Q1 Dividends [Member] | Series B Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share)	$ 0.476563
Dividends Payable, Date Declared	Jan. 02, 2025
Dividends Payable, Date to be Paid	Jan. 15, 2025
Dividends Payable, Date of Record	Jan. 14, 2025
Subsequent Event [Member] | O, 2025, Q1 Dividends [Member] | Series C Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share)	$ 0.53125
Dividends Payable, Date Declared	Jan. 02, 2025
Dividends Payable, Date to be Paid	Jan. 15, 2025
Dividends Payable, Date of Record	Jan. 14, 2025
Subsequent Event [Member] | O, 2025, Q1 Dividends [Member] | Series D Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share)	$ 0.546875
Dividends Payable, Date Declared	Jan. 02, 2025
Dividends Payable, Date to be Paid	Jan. 15, 2025
Dividends Payable, Date of Record	Jan. 14, 2025
Subsequent Event [Member] | Common Stock [Member] | O, 2025, Q1 Dividends [Member]
Dividends Payable, Amount Per Share (in dollars per share)	$ 0.115
Dividends Payable, Date Declared	Jan. 02, 2025
Dividends Payable, Date to be Paid	Feb. 06, 2025
Dividends Payable, Date of Record	Jan. 21, 2025